                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8920

                           Clarion Value Fund, Inc.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                      230 Park Avenue, New York, NY 10169
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Value Fund, Inc.
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
        Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                                                                   Principal
                                                                                                    Amount           Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (81.17%)
------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.                           6.000% due 07/15/12 (a)    $  19,196,000     $  18,053,214
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.056% due 01/12/13 (a)       16,726,000        15,094,155
Wachovia Bank Commercial Mortgage Trust                             4.932% due 04/15/13 (a)       16,983,000        14,433,875
Bank of America-First Union National Bank Commercial Mortgage, Inc. 6.250% due 10/11/11 (a)       12,300,000        12,453,381
LB UBS Commercial Mortgage Trust                                    5.075% due 08/15/13 (a)       14,287,000        12,240,550
Mortgage Capital Funding, Inc.                                      7.214% due 11/20/07 (a)       12,000,000        12,115,313
Commercial Mortgage Acceptance Corp.                                5.440% due 05/15/13 (a)       12,050,000        12,096,754
Chase Commercial Mortgage Securities Corp.                          6.390% due 07/18/13 (a)       12,022,043        12,089,442
CS First Boston Mortgage Securities Corp.                           4.947% due 12/15/40 (a)       13,023,000        10,453,995
Banc of America Commercial Mortgage, Inc.                           6.721% due 06/11/35 (a)        9,054,108         9,679,747
Wachovia Bank Commercial Mortgage Trust                             5.224% due 07/15/42 (a)        9,000,000         8,820,024
Wachovia Bank Commercial Mortgage Trust                             4.368% due 01/15/10            8,735,000         8,524,731
Mortgage Capital Funding, Inc.                                      6.000% due 02/18/08 (a)        8,488,000         8,462,846
Wachovia Bank Commercial Mortgage Trust                             5.031% due 11/15/13 (a)        9,596,000         8,157,917
Merrill Lynch Mortgage Trust                                        4.071% due 10/12/41            8,335,000         8,065,154
Chase Commercial Mortgage Securities Corp.                          6.600% due 08/09/12 (a)        7,800,000         8,048,664
DLJ Commercial Mortgage Corp.                                       5.750% due 02/10/09 (a)        8,200,000         8,026,217
Mortgage Capital Funding, Inc.                                      5.750% due 12/21/26            8,000,000         7,960,313
Banc of America Commercial Mortgage, Inc.                           5.155% due 07/10/45 (a)        8,385,000         7,444,388
Banc of America Commercial Mortgage, Inc.                           5.317% due 11/10/41 (a)        8,033,500         7,437,326
Wachovia Bank Commercial Mortgage Trust                             5.569% due 10/15/17 (a)        7,430,000         7,394,024
Wachovia Bank Commercial Mortgage Trust                             4.657% due 05/15/10            7,500,000         7,367,550
CS First Boston Mortgage Securities Corp.                           5.594% due 05/15/36            7,168,000         7,196,529
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.365% due 01/12/43 (a)        7,800,000         7,196,189
DLJ Commercial Mortgage Corp.                                       6.410% due 11/15/17 (a)       12,500,000         6,853,515
GE Capital Commercial Mortgage Corp.                                4.353% due 02/10/10            6,840,000         6,659,369
CS First Boston Mortgage Securities Corp.                           5.226% due 11/15/14 (a)        7,767,000         6,634,724
LB UBS Commercial Mortgage Trust                                    7.585% due 10/15/10 (a)        6,091,000         6,408,463
CS First Boston Mortgage Securities Corp.                           6.000% due 07/15/12 (a)(b)    17,769,386         6,081,879
Banc of America Commercial Mortgage, Inc.                           4.877% due 11/10/42            6,000,000         5,953,170
CS First Boston Mortgage Securities Corp.                           6.080% due 11/15/11 (a)        6,025,000         5,648,038
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.015% due 10/15/15 (a)        6,513,000         5,305,042
Morgan Stanley Dean Witter Capital I                                5.520% due 08/15/11            5,000,000         5,060,300
Wachovia Bank Commercial Mortgage Trust                             5.195% due 10/15/44            5,000,000         4,996,005
GE Capital Commercial Mortgage Corp.                                5.275% due 07/10/45            5,500,000         4,918,265
J.P. Morgan Chase Commercial Mortgage Securities Corp.              6.150% due 01/15/12 (a)        4,954,500         4,882,311
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.230% due 09/12/37 (a)        5,000,000         4,872,570
Wachovia Bank Commercial Mortgage Trust                             5.358% due 10/15/13 (a)        5,189,000         4,518,078
J.P. Morgan Chase Commercial Mortgage Securities Corp.              0.256% due 01/12/37 (a)      115,689,482 (c)     4,400,527
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.626% due 12/12/11 (a)        4,469,750         4,326,055
Wachovia Bank Commercial Mortgage Trust                             5.371% due 05/15/44 (a)        4,432,000         4,033,736
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.056% due 01/12/13 (a)(b)    13,980,979         4,019,371
GE Capital Commercial Mortgage Corp.                                5.334% due 11/10/45 (a)        3,978,000         3,901,789
GMAC Commercial Mortgage Securities, Inc.                           4.547% due 12/10/41            4,000,000         3,864,220
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.211% due 11/12/12            3,800,000         3,777,257
Commercial Mortgage Acceptance Corp.                                7.245% due 06/15/10            3,369,000         3,609,580
Mortgage Capital Funding, Inc.                                      7.060% due 02/18/08 (a)        3,250,000         3,335,566
Wachovia Bank Commercial Mortgage Trust                             5.395% due 10/15/41 (a)        3,493,000         3,311,402
Wachovia Bank Commercial Mortgage Trust                             4.990% due 05/15/44 (a)        4,036,500         3,299,524
Merrill Lynch Mortgage Trust                                        5.332% due 05/12/14 (a)        3,675,000         3,117,146
Bear Stearns Commercial Mortgage Securities, Inc.                   6.000% due 09/11/12 (a)        3,099,999         3,075,902
CS First Boston Mortgage Securities Corp.                           4.783% due 08/15/14 (a)        3,648,000         2,988,368
Morgan Stanley Capital I                                            5.379% due 08/13/42 (a)        3,000,000         2,942,655
Merrill Lynch Mortgage Trust                                        5.593% due 09/12/42            3,200,000         2,903,376
LB UBS Commercial Mortgage Trust                                    5.561% due 2/15/41 (a)         3,000,000         2,866,899
LB UBS Commercial Mortgage Trust                                    5.350% due 09/15/40 (a)        3,000,000         2,831,043
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.369% due 08/12/37 (a)        2,910,000         2,707,458
GE Capital Commercial Mortgage Corp.                                5.227% due 05/10/43 (a)        2,972,000         2,700,222
Wachovia Bank Commercial Mortgage Trust                             5.768% due 11/15/34 (a)        2,500,000         2,539,325
Banc of America Commercial Mortgage, Inc.                           5.053% due 07/10/43 (a)        2,611,000         2,501,983
Wachovia Bank Commercial Mortgage Trust                             5.670% due 09/15/07 (a)        2,500,000         2,450,570
Wachovia Bank Commercial Mortgage Trust                             5.367% due 06/15/13 (a)        2,827,000         2,370,704
Merrill Lynch Mortgage Trust                                        5.210% due 08/12/15 (a)        2,500,000         2,355,530
Merrill Lynch Mortgage Trust                                        5.019% due 09/12/42            3,107,000         2,342,508
J.P. Morgan Chase Commercial Mortgage Securities Corp.              5.149% due 08/15/42 (a)        2,500,000         2,342,300
DLJ Commercial Mortgage Corp.                                       7.600% due 01/15/13 (a)        2,100,000         2,270,772
GE Capital Commercial Mortgage Corp.                                7.050% due 11/10/11            2,000,000         2,152,700
Chase Commercial Mortgage Securities Corp.                          7.480% due 02/14/11 (a)        2,000,000         2,109,297
CS First Boston Mortgage Securities Corp.                           6.294% due 03/15/12 (a)        2,350,000         2,081,770
CS First Boston Mortgage Securities Corp.                           4.231% due 05/15/13 (a)        2,000,000         1,646,875
DR Structured Finance Corp.                                         9.350% due 08/15/19            1,492,977         1,627,344
First Union National Bank Commercial Mortgage Corp.                 6.155% due 08/15/11 (a)        1,480,000         1,483,758
Chase Commercial Mortgage Securities Corp.                          7.370% due 10/19/11 (a)        1,250,000         1,327,275
Commercial Mortgage Pass-Through Certificates                       5.459% due 06/10/44            1,250,000         1,134,085
CS First Boston Mortgage Securities Corp.                           6.820% due 11/15/06 (a)        1,000,000         1,001,600
CS First Boston Mortgage Securities Corp.                           5.670% due 12/15/06 (a)        1,000,000         1,000,420
Lehman Brothers Floating Rate Commercial Mortgage Trust             5.220% due 07/15/18 (a)        1,000,000           999,995
Wachovia Bank Commercial Mortgage Trust                             5.290% due 05/15/15 (a)        1,000,000           945,521
J.P. Morgan Chase Commercial Mortgage Securities Corp.              4.128% due 10/12/10              850,000           822,483
Wachovia Bank Commercial Mortgage Trust                             0.120% due 07/15/41 (a)      155,556,228 (c)       755,925
DR Structured Finance Corp.                                         8.550% due 08/15/19               70,924            60,285
------------------------------------------------------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
     (Cost $397,584,032)                                                                                           423,939,148
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (19.96%)
------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.                                                    6.875% due 04/15/15            6,500,000         6,240,000
DR Horton, Inc.                                                     8.500% due 04/15/12            5,300,000         5,646,647
WCI Communities, Inc.                                               9.125% due 05/01/12            5,080,000         5,181,600
Delhaize America, Inc.                                              8.125% due 04/15/11            4,250,000         4,618,343
Stater Brothers Holdings                                            8.125% due 06/15/12            4,500,000         4,477,500

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2006 (Unaudited)

                                                                                   Principal
                                                                                    Amount       Value
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------------------------------------------------
Leslie's Poolmart                                         7.750% due 02/01/13      3,845,000     3,859,419
Standard-Pacific Corp.                                    9.250% due 04/15/12      3,635,000     3,780,400
Brown Shoe Co., Inc.                                      8.750% due 05/01/12      3,435,000     3,589,575
Delhaize America, Inc.                                    9.000% due 04/15/31      3,000,000     3,522,453
Trustreet Properties, Inc.                                7.500% due 04/01/15      3,500,000     3,517,500
K. Hovnanian Enterprises, Inc.                            7.750% due 05/15/13      3,410,000     3,435,575
Stewart Enterprises, Inc.                                 6.250% due 02/15/13 (a)  3,500,000     3,395,000
Russell Corp.                                             9.250% due 05/01/10      3,155,000     3,222,044
Standard-Pacific Corp.                                    6.500% due 08/15/10      3,300,000     3,188,625
Senior Housing Properties Trust                           7.875% due 04/15/15      2,982,000     3,101,280
Petro Stopping Centers LP                                 9.000% due 02/15/12      3,000,000     3,007,500
Meritage Homes Corp.                                      7.000% due 05/01/14      3,000,000     2,880,000
Jean Coutu Group, Inc.                                    8.500% due 08/01/14      3,000,000     2,857,500
O'Charleys, Inc.                                          9.000% due 11/01/13      2,800,000     2,856,000
Senior Housing Properties Trust                           8.625% due 01/15/12      2,250,000     2,469,375
K. Hovnanian Enterprises, Inc.                            6.000% due 01/15/10      2,500,000     2,427,925
Stanley-Martin Communities LLC                            9.750% due 08/15/15 (a)  2,500,000     2,312,500
Host Marriott LP                                          7.125% due 11/01/13      2,000,000     2,057,500
Carriage Services, Inc.                                   7.875% due 01/15/15      2,000,000     2,032,500
Ingles Markets, Inc.                                      8.875% due 12/01/11      1,890,000     1,984,500
Tanger Properties LP                                      9.125% due 02/15/08      1,750,000     1,865,934
Church & Dwight Co., Inc.                                 6.000% due 12/15/12      1,750,000     1,719,375
Ashton Woods Finance Co.                                  9.500% due 10/01/15 (a)  1,500,000     1,396,875
Meritage Homes Corp.                                      6.250% due 03/15/15      1,400,000     1,281,000
Dean Foods Co.                                            8.150% due 08/01/07      1,208,000     1,244,240
DR Horton, Inc.                                           9.750% due 09/15/10      1,000,000     1,132,640
Standard-Pacific Corp.                                    6.250% due 04/01/14      1,165,000     1,057,237
Foot Locker, Inc.                                         8.500% due 01/15/22      1,000,000     1,054,000
Stripes Acquisition LLC                                   10.625% due 12/15/13 (a) 1,000,000     1,035,000
Mylan Laboratories, Inc.                                  5.750% due 08/15/10      1,000,000     1,007,500
Forest City Enterprises, Inc.                             7.625% due 06/01/15        750,000       787,500
Mac-Gray Corp.                                            7.625% due 08/15/15        750,000       755,625
DR Horton, Inc.                                           6.875% due 05/01/13        700,000       728,019
DR Structured Finance Corp.                               6.660% due 08/15/10        815,110       676,541
Standard-Pacific Corp.                                    6.875% due 05/15/11        680,000       657,900
K. Hovnanian Enterprises, Inc.                            8.875% due 04/01/12        500,000       525,000
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/12       500,000       511,250
Jean Coutu Group, Inc.                                    7.625% due 08/01/12        500,000       500,000
DR Structured Finance Corp.                               8.375% due 08/15/15        559,027       475,173
Jo-Ann Stores, Inc.                                       7.500% due 03/01/12        225,000       193,500
-----------------------------------------------------------------------------------------------------------
   Total Corporate Bonds
     (Cost $106,790,674)                                                                       104,265,570
-----------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (2.39%)
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  5.940% due 01/16/47      3,411,192     3,570,159
Government National Mortgage Association                  5.083% due 01/16/45      2,298,564     2,116,294
Government National Mortgage Association                  5.472% due 09/16/44      2,073,871     2,050,215
Government National Mortgage Association                  5.480% due 03/16/46      1,696,490     1,642,016
Government National Mortgage Association                  5.100% due 11/16/45      1,696,895     1,494,195
Government National Mortgage Association                  5.560% due 03/16/44      1,101,921     1,089,008
Government National Mortgage Association                  5.320% due 01/16/44        553,513       522,789
-----------------------------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
     (Cost $11,889,244)                                                                         12,484,676
-----------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (103.52%)
     (Cost $516,263,950) (d)                                                                   540,689,394
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS (3.52%)                                                  (18,366,478)
-----------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                         $ 522,322,916
-----------------------------------------------------------------------------------------------------------

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     The value of these securities at January 31, 2006 was $343,083,299 or 65.7% of net assets.
(b)  Security is deemed illiquid at January 31, 2006 and has been fair valued.
(c)  Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $516,263,950. At January 31, 2006 net unrealized appreciation for all securities based on tax cost was $24,425,444. This consisted of aggregate gross unrealized appreciation for all securities of $32,670,533 and aggregate gross unrealized depreciation for all securities of $8,245,089.

Swap agreement outstanding at January 31, 2006:

                                                                  Unrealized
                                                     Notional    Appreciation
Type                                                  Amount    (Depreciation)
------------------------------------------------------------------------------
Pay a fixed rate equal to 4.915% and
receive a variable rate based on 3 Month USD-LIBOR

Counterparty: Deutsche Bank                          10,000,000   $  (46,382)
Effective date 03/17/05, Exp. 03/17/15

Pay a fixed rate equal to 4.8825% and
receive a variable rate based on 3 Month USD-LIBOR

Counterparty: Deutsche Bank                          20,000,000      235,580
                                                                  ----------
Effective date 12/29/05, Exp. 12/29/15
                                                                  $  189,198
                                                                  ==========

Item 2. Controls and Procedures.

   (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

   (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 28, 2006

By: /s/ Ryan Martin
    -----------------------
    Ryan Martin
    Chief Financial Officer

Date: March 28, 2006